SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Lease
2022 (excluding the nine months ended September 30, 2022)	$ 215,864
2023	782,260	$ 912,635
2024	123,488	959,650
2025	51,579	142,251
2026	21,751	52,176
2026		24,280
Total lease payments	1,194,942	2,090,992
Less: imputed interest	(40,158)	(104,052)
Total lease liabilities	1,154,784	1,986,940	$ 100,030	$ 207,049	¥ 1,389,731
Less: current portion	(772,632)	(848,230)	(70,780)
Lease liabilities – non-current portion	$ 382,152	$ 1,138,710	$ 29,250